UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/11

            The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/Standish Fixed Income Fund
-Dreyfus/Standish Global Fixed Income Fund

-Dreyfus/Standish International Fixed Income Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Fixed Income Fund
March 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--110.7%	Rate (%)	Date	Amount ($)		Value ($)
Advertising--.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	661,000		679,177
Aerospace & Defense--.5%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	355,000	a	369,200
Meccanica Holdings USA,
Gtd. Notes	6.25	7/15/19	860,000	b	903,566
					1,272,766
Agriculture--.8%
Altria Group,
Gtd. Notes	9.70	11/10/18	945,000		1,244,559
Altria Group,
Gtd. Notes	10.20	2/6/39	430,000		611,852
					1,856,411
Apparel--.1%
HanesBrands,
Gtd. Notes	6.38	12/15/20	230,000		225,400
Asset-Backed Ctfs./Auto Receivables--4.5%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	800,000	b	824,614
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	385,000		393,620
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	280,000		299,709
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	894,110	b	921,577
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	200,000		208,764
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	140,000		147,019

Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	465,000		464,094
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. C	4.49	9/16/13	525,000	b,c	526,731
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	1,025,000	b	1,069,841
Ford Credit Floorplan Master Owner
Trust, Ser. 2011-1, Cl. A2	0.86	2/15/16	425,000	d	425,326
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	600,000	b	622,585
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	7/15/15	32,836	b	32,858
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	250,826	b	247,428
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	280,000		280,739
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	835,000	b	835,145
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	405,000		401,107
Smart Trust,
Ser. 2011-1USA, Cl. A3B	1.10	10/14/14	825,000	b,d	825,000
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	320,000		323,101
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,725,000		1,732,921
					10,582,179
Asset-Backed Ctfs./Credit Cards--1.0%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	3.01	8/15/18	2,250,000	b,d	2,384,877
Asset-Backed Ctfs./Home Equity Loans--.7%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	130,829	d	124,362
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.57	10/25/35	381,872	d	360,337
Citicorp Residential Mortgage

Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	289,227	d	291,539
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. A2	5.98	6/25/37	401,578	d	403,580
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.68	5/25/35	91,096	d	90,853
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.65	3/25/35	201,343	d	196,338
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.70	7/25/35	62,686	d	62,493
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.30	10/25/36	122,155	d	118,986
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.38	1/25/36	36,475	d	36,230
					1,684,718
Asset-Backed Ctfs./Manufactured Housing--.4%
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	1,030,000	d	1,039,216
Automobiles--.3%
Lear,
Gtd. Bonds	7.88	3/15/18	445,000		486,162
Lear,
Gtd. Notes	8.13	3/15/20	235,000	a	259,675
					745,837
Banks--7.4%
Ally Financial,
Gtd. Notes	8.00	11/1/31	540,000		591,300
American Express,
Sr. Unscd. Notes	7.25	5/20/14	415,000		472,372
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	630,000	a	647,967
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	1,570,000		1,977,104
Capital One Capital VI,
Gtd. Cap. Secs.	8.88	5/15/40	420,000		445,725
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,655,000		1,771,729

Citigroup,
Unscd. Notes	8.50	5/22/19	650,000		803,247
Credit Suisse,
Sub. Notes	5.40	1/14/20	455,000		460,336
Discover Bank,
Sub. Notes	7.00	4/15/20	500,000		551,033
Intesa Sanpaolo,
Notes	2.71	2/24/14	620,000	b,d	628,476
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	425,000		466,659
Lloyds TSB Bank,
Bank Gtd. Notes	4.88	1/21/16	660,000	a	681,266
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	625,000	d	606,498
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,970,000		2,047,047
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	650,000		653,958
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	565,000	c	597,542
Royal Bank of Scotland,
Bank Gtd. Notes	6.13	1/11/21	935,000	a	963,008
UBS,
Sr. Unscd. Notes	4.88	8/4/20	600,000		606,100
Wells Fargo Capital XIII,
Gtd. Cap. Secs.	7.70	12/29/49	2,405,000	d	2,489,175
					17,460,542
Coal--.2%
Consol Energy,
Gtd. Notes	8.00	4/1/17	320,000	a	352,000
Consol Energy,
Gtd. Notes	8.25	4/1/20	215,000		239,456
					591,456
Commercial & Professional Services--.5%
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	1,090,000	b	1,223,629
Commercial Mortgage Pass-Through Ctfs.--11.1%

American Tower Trust,
Ser. 2007-1A, Cl. D	5.96	4/15/37	630,000	b	665,627
American Tower Trust,
Ser. 2007-1A, Cl. F	6.64	4/15/37	1,280,000	b	1,350,176
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	900,000		950,870
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A4	5.20	9/10/47	1,055,000	d	1,139,086
Banc of America Mortgage
Securities, Ser. 2005-2,
Cl. 2A1	5.00	3/25/20	443,877		453,579
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	838,769	c,d	852,076
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR3,
Cl. A4	4.72	2/11/41	635,000		666,697
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	1,015,000	d	1,090,920
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. B	5.24	7/10/46	535,000	b,d	531,715
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. C	5.94	7/10/46	350,000	b,d	358,490
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. D	6.08	7/10/46	430,000	b,d	417,467
Countrywide Alternative Loan
Trust, Ser. 2004-16CB, Cl. 2A2	5.00	8/25/19	1,233,986		1,235,351
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificate, Ser. 2006-HC1A,
Cl. A1	0.45	5/15/23	884,626 b,c,d		874,314
CS First Boston Mortgage
Securities, Ser. 2004-C3,

Cl. A3	4.30	7/15/36	53,253	c	53,226
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	886,870	d	918,413
CS First Boston Mortgage
Securities, Ser. 2004-7,
Cl. 6A1	5.25	10/25/19	538,960		545,711
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. B	4.22	11/5/27	1,765,000	b	1,780,669
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A4	4.89	3/10/40	675,000		714,536
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.84	3/6/20	2,965,000	b,d	2,965,603
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.67	3/6/20	1,120,000 b,c,d		1,120,814
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.33	3/6/20	650,000	b,d	650,299
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	29,922	c	29,959
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3A, Cl. B	5.01	2/15/46	375,000	b,d	365,820
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3A, Cl. C	5.36	2/15/46	210,000	b,d	197,576
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2010-CNTR, Cl. C	5.51	8/5/32	735,000	b	708,418
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	225,000	b	256,566
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	1,090,000	b,d	1,233,824
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	196,523	c,d	196,406

Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.38	11/12/37	83,002	c,d	83,222
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4	5.20	11/14/42	475,000	d	512,198
Morgan Stanley Capital I,
Ser. 2011-C1, Cl. D	5.24	9/15/47	715,000	b,d	699,550
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.79	6/11/42	870,000	d	956,794
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.64	4/15/24	235,000	b,d	242,769
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.98	8/15/39	940,000	d	1,017,156
Vornado,
Ser. 2010-VN0, Cl. C	5.28	9/13/28	420,000	b	413,280
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	305,639		307,948
					26,557,125
Diversified Financial Services--5.1%
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	610,000	d	645,075
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	998,000		1,285,800
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	1,200,000		1,363,799
General Electric Capital,
Sr. Unscd. Notes	4.38	9/21/15	850,000		898,113
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	545,000		610,212
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,145,000	b	1,227,906
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	135,000	b	145,707
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	305,000	b	366,149
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	b	402,598
International Lease Finance,

Sr. Unscd. Notes	8.25	12/15/20	590,000	a	647,525
Invesco,
Gtd. Notes	5.38	2/27/13	595,000		632,759
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	1,080,000		1,137,454
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	810,000	b	909,297
Reynolds Group,
Sr. Scd. Notes	7.75	10/15/16	570,000	b	605,625
SLM,
Sr. Notes	6.25	1/25/16	1,155,000		1,205,335
					12,083,354
Electric Utilities--1.8%
AES,
Sr. Unscd. Notes	7.75	3/1/14	5,000		5,425
AES,
Sr. Unscd. Notes	7.75	10/15/15	1,220,000		1,323,700
AES,
Sr. Unscd. Notes	8.00	10/15/17	70,000		75,600
Consumers Energy,
First Mortgage Bonds, Ser. D	5.38	4/15/13	465,000		501,533
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	660,000		669,994
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	548,000		623,142
Nevada Power,
Mortgage Notes	6.50	8/1/18	240,000		275,789
NiSource Finance,
Gtd. Notes	5.25	9/15/17	760,000		810,425
					4,285,608
Environmental Control--.7%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	250,000		261,216
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	596,000		698,124
Waste Management,
Gtd. Notes	7.75	5/15/32	470,000		585,038

						1,544,378
Food & Beverages--.3%
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	635,000		706,282
Foreign/Governmental--2.9%
Banco Nacional de Desenvolvimento
Economico e Social, Notes		5.50	7/12/20	540,000	b	552,150
Bonos y Obligation del Estado,
Bonds	EUR	5.50	4/30/21	450,000	e	649,290
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	585,000		641,831
Republic of Chile,
Sr. Unscd. Notes	CLP	5.50	8/5/20	674,000,000	e	1,390,804
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	360,000		425,650
Republic of Peru,
Sr. Unscd. Notes	PEN	7.84	8/12/20	2,800,000	b,e	1,073,189
Republic of Philippines,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	35,000,000	e	765,456
Russia Foreign Bond,
Sr. Unscd. Bonds		5.00	4/29/20	1,295,000	b	1,316,044
						6,814,414
Lodging & Entertainment--.1%
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	205,000	a	227,294
Manufacturing--.2%
Bombardier,
Sr. Notes		7.75	3/15/20	355,000	b	387,394
Media--4.3%
CBS,
Gtd. Notes		5.90	10/15/40	190,000	a	178,297
CCO Holdings,
Sr. Notes		7.00	1/15/19	405,000	a,b	416,137
CCO Holdings,
Gtd. Notes		7.00	1/15/19	460,000	a	473,800
Comcast,
Gtd. Bonds		6.40	5/15/38	575,000		587,440

Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	575,000	b	642,071
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	560,000		630,700
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	430,000	a	494,500
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	80,000		76,872
Dish DBS,
Gtd. Notes	7.75	5/31/15	900,000	a	990,000
Intelsat Jackson Holdings,
Sr. Unscd. Notes	7.25	10/15/20	890,000	b	894,450
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	635,000	b	655,644
News America,
Gtd. Notes	6.15	3/1/37	720,000		715,721
News America,
Gtd. Notes	6.90	8/15/39	545,000		593,651
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	490,000		508,032
TCI Communications,
Sr. Unscd. Bonds	7.88	2/15/26	765,000		919,447
Time Warner,
Gtd. Notes	5.88	11/15/16	569,000		635,562
Time Warner,
Gtd. Debs.	6.10	7/15/40	220,000		216,058
Time Warner,
Gtd. Debs.	6.20	3/15/40	370,000		367,864
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	205,000		233,223
					10,229,469
Mining--.4%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	590,000		651,247
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	290,000		349,082
					1,000,329

Office And Business Equipment--.3%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	235,000		245,903
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	335,000		361,013
					606,916
Oil & Gas--2.8%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	985,000		1,085,629
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	605,000		647,350
Continental Resources,
Gtd. Notes	7.38	10/1/20	585,000		631,800
EQT,
Sr. Unscd. Notes	8.13	6/1/19	550,000		656,617
Hess,
Sr. Unscd. Notes	5.60	2/15/41	310,000		297,199
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	610,000		614,949
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	305,000		307,445
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	260,000		269,154
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	210,000		233,770
Range Resources,
Gtd. Notes	8.00	5/15/19	580,000		642,350
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	565,000		645,550
Valero Energy,
Gtd. Notes	6.13	2/1/20	500,000	a	541,713
					6,573,526
Paper & Paper Related--.2%
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	485,000	b	549,262
Pipelines--1.7%
El Paso,

Sr. Unscd. Bonds	6.50	9/15/20	405,000 a,b,c		437,954
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	80,000		89,936
El Paso,
Notes	7.75	1/15/32	680,000		765,396
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	905,000		883,275
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	605,000		626,355
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	550,000		552,698
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	610,000		653,999
					4,009,613
Property & Casualty Insurance--3.4%
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	185,000		188,418
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	675,000		721,732
AON,
Sr. Unscd. Notes	3.50	9/30/15	460,000		462,087
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	563,000		548,199
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	789,000		835,766
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	160,000		170,353
Lincoln National,
Sr. Unscd. Notes	6.25	2/15/20	430,000	a	474,825
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	565,000		608,952
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	1,035,000		1,317,527
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	580,000		618,170
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	175,000		190,799

Willis North America,
Gtd. Notes	6.20	3/28/17	810,000		864,331
Willis North America,
Gtd. Notes	7.00	9/29/19	910,000		987,090
					7,988,249
Real Estate--2.5%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	645,000		707,467
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	110,000		122,822
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	510,000		613,426
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	245,000		270,097
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	375,000		408,670
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	380,000		400,866
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	196,000		208,974
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	340,000		349,676
Regency Centers,
Gtd. Notes	5.25	8/1/15	187,000		199,686
Regency Centers,
Gtd. Notes	5.88	6/15/17	330,000		362,096
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	745,000		855,577
WEA Finance,
Gtd. Notes	7.13	4/15/18	895,000	b	1,039,346
WEA Finance,
Gtd. Notes	7.50	6/2/14	245,000	b	280,633
					5,819,336
Retail--1.8%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	560,000		618,222
CVS Pass-Through Trust,

Pass Thru Certificates	8.35	7/10/31	942,188	b	1,128,828
Home Depot,
Sr. Unscd. Notes	5.95	4/1/41	415,000		415,285
Inergy Finance,
Gtd. Notes	7.00	10/1/18	1,140,000	b	1,191,300
Macy's Retail Holdings,
Gtd. Notes	6.38	3/15/37	120,000		120,600
Staples,
Gtd. Notes	9.75	1/15/14	570,000		684,751
					4,158,986
State/Territory General Obligations--1.4%
California,
GO (Build America Bonds)	7.30	10/1/39	610,000		643,702
California,
GO (Build America Bonds)	7.55	4/1/39	655,000		712,633
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds,
Ser. E	6.00	6/1/28	740,000		616,316
Illinois,
GO	4.42	1/1/15	675,000		673,373
New York City,
GO (Build America Bonds)	5.99	12/1/36	630,000		632,570
					3,278,594
Steel--.3%
Arcelormittal,
Sr. Unscd. Notes	5.25	8/5/20	675,000		661,358
Telecommunications--1.4%
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	1,180,000	b	1,292,100
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	565,000		620,802
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	630,000		665,650
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	280,000	a	327,417

Wind Acquisition Finance,
Gtd. Notes	11.75	7/15/17	370,000b,c	427,350
				3,333,319
U.S. Government Agencies/Mortgage-Backed--29.2%
Federal Home Loan Mortgage Corp.:
5.00%, 1/1/40 - 9/1/40			1,624,507f	1,706,153
5.50%, 1/1/34 - 9/1/40			1,321,715f	1,417,389
7.00%, 11/1/31			126,751f	146,042
Federal National Mortgage Association:
4.00%			4,830,000f,g	4,751,513
4.50%			4,950,000f,g	5,038,947
5.00%			13,735,000f,g	14,393,969
5.50%			20,860,000f,g	22,379,601
6.00%			7,205,000f,g	7,844,884
4.50%, 11/1/14			5,776f	6,122
5.00%, 10/1/11 - 9/1/40			859,562f	906,153
5.50%, 2/1/33 - 8/1/40			6,679,706f	7,189,953
6.00%, 1/1/38			1,086,691f	1,186,742
7.00%, 11/1/31 - 6/1/32			26,464f	30,510
7.50%, 2/1/29 - 11/1/29			3,561f	4,117
Government National Mortgage Association I:
4.00%			2,360,000g	2,360,736
6.00%, 1/15/32			1,570	1,738
6.50%, 7/15/32			3,339	3,782
8.00%, 5/15/26			2,023	2,376
				69,370,727
U.S. Government Securities--22.1%
U.S. Treasury Bonds:
3.88%, 8/15/40			4,185,000	3,745,575
4.63%, 2/15/40			2,245,000	2,289,550
5.25%, 11/15/28			1,110,000	1,249,791
6.13%, 11/15/27			530,000	654,799
U.S. Treasury Notes:
1.38%, 9/15/12			14,330,000c	14,507,448
2.13%, 5/31/15			10,095,000	10,207,014
2.38%, 7/31/17			1,710,000	1,676,067
3.63%, 5/15/13			9,595,000c	10,157,958

4.88%, 5/31/11	8,000,000	c	8,063,752
			52,551,954
Total Bonds and Notes
(cost $256,020,384)			262,483,695
	Face Amount
	Covered by
Options Purchased--.0%	Contracts ($)		Value ($)
Call Options:
Japanese Yen,
August 2011 @ $90	2,620,000	h	14,688
Japanese Yen,
August 2011 @ $90	2,640,000	h	14,800
Total Options
(cost $133,538)			29,488
	Principal
Short-Term Investments--12.0%	Amount ($)		Value ($)
U.S. Treasury Bills
0.07%, 4/14/11	28,045,000	c	28,044,692
0.17%, 6/9/11	450,000	c	449,948
Total Short-Term Investments
(cost $28,494,193)			28,494,640

Other Investment--.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,813,005)	1,813,005	[i]	1,813,005
Investment of Cash Collateral for
Securities Loaned--3.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,280,408)	8,280,408	[i]	8,280,408
Total Investments (cost $294,741,528)	127.0%		301,101,236
Liabilities, Less Cash and Receivables	(27.0%)		(63,942,056)
Net Assets	100.0%		237,159,180

a	Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $7,972,531 and the value of the collateral held by the fund was $8,280,408.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $41,820,438 or 17.6% of net assets.
c	Held by broker as collateral for open financial futures and options positions.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount stated in U.S. Dollars unless otherwise noted:
CLP--Chilean Peso
EUR--Euro
PEN--Peruvian New Sol
PHP--Philippine Peso
f	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
g	Purchased on a forward commitment basis.
h	Non-income producing security.
i	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $294,741,528. Net unrealized appreciation on investments was $6,359,708 of which $7,239,841 related to appreciated investment securities and $880,133 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	51.4
Corporate Bonds	37.2
Asset/Mortgage-Backed	17.8
Short-Term/Money Market Investments	16.3
Foreign/Governmental	2.9
State/Government General Obligations	1.4
Options Purchased	.0
127.0
† Based on net assets.

At March 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Canadian Dollar,
Expiring 4/28/2011	2,360,000	2,405,623	2,432,748	27,125
Swedish Krona,
Expiring 4/28/2011	14,990,000	2,380,298	2,371,677	(8,621)

Sales:		Proceeds ($)
Australian Dollar,
Expiring 4/28/2011	2,380,000	2,403,467	2,453,279	(49,812)
Chilean Peso,
Expiring 4/28/2011	699,600,000	1,453,110	1,460,406	(7,296)
Euro,
Expiring 4/28/2011	1,670,000	2,365,939	2,365,507	432
Euro,
Expiring 4/28/2011	460,000	648,701	651,577	(2,876)
Peruvian Nuevo Sol,
Expiring 4/28/2011	3,060,000	1,083,761	1,088,522	(4,761)

Gross Unrealized
Appreciation				27,557
Gross Unrealized
Depreciation				(73,366)

STATEMENT OF FINANCIAL FUTURES
March 31, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2011($)
Financial Futures Short
U.S. Treasury 30 Year Bonds	17	(2,043,188)	March 2011	(4,145)
U.S. Treasury 5 Year Notes	67	(7,824,867)	March 2011	17,162

Gross Unrealized Appreciation				17,162
Gross Unrealized Depreciation				(4,145)

STATEMENT OF OPTIONS WRITTEN
March 31, 2011 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
U.S. Treasury 5 Year Notes,
April 2011 @ 117	2,400,000	a	(10,500)
U.S. Treasury 10 Year Notes,
April 2011 @ 119	2,400,000	a	(19,125)
Put Options:
U.S. Treasury 5 Year Notes,
April 2011 @ 117	2,400,000	a	(15,563)
U.S. Treasury 10 Year Notes,
April 2011 @ 119	2,400,000	a	(18,375)
(premiums received $77,995)			(63,563)

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with i in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	15,690,990	-	15,690,990
Commercial Mortgage-Backed	-	26,557,125	-	26,557,125
Corporate Bonds+	-	88,219,891	-	88,219,891
Foreign Government	-	6,814,414	-	6,814,414
Municipal Bonds	-	3,278,594	-	3,278,594
Mutual Funds	10,093,413	-	-	10,093,413
U.S. Government Agencies/Mortgage-Backed	-	69,370,727	-	69,370,727
U.S. Treasury	-	81,046,594	-	81,046,594
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	27,557	-	27,557
Futures++	17,162	-	-	17,162
Options Purchased	-	29,488	-	29,488
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(73,366)	-	(73,366)
Futures++	(4,145)	-	-	(4,145)
Options Written	(63,563)	-	-	(63,563)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options that are traded on an exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-thecounter are valued at the mean between the bid and the asked price.

Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
March 31, 2011 (Unaudited)
Coupon	Maturity	Principal
Bonds And Notes--94.6%	Rate (%)	Date	Amount ($)	a	Value ($)
Australia--.5%
Queensland Treasury,
Gov't. Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	800,000	841,135
Bermuda--.2%
Weatherford Bermuda Holdings,
Gtd. Notes	6.75	9/15/40	350,000	363,986
Brazil--.8%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/12	2,200,000	1,359,656
Canada--3.2%
Bombardier,
Sr. Notes	7.75	3/15/20	335,000	b	365,569
Canadian Government,
Bonds	CAD	4.00	6/1/16	2,700,000	2,953,903
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	340,000	536,439
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	600,000	623,975
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	550,000	703,360
5,183,246
Cayman Islands--1.0%
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	300,000	302,405
Petrobras International Finance,
Gtd. Notes	5.75	1/20/20	455,000	471,668
UPCB Finance II,
Sr. Scd. Notes	EUR	6.38	7/1/20	350,000	b	477,730
Vale Overseas,
Gtd. Notes	4.63	9/15/20	345,000	338,236

						1,590,039
Chile--.3%
Republic of Chile,
Sr. Unscd. Notes	CLP	5.50	8/5/20	273,000,000		563,337
Colombia--1.6%
Colombian Government,
Bonds, Ser. B	COP	11.00	5/18/11	2,405,408,032		1,296,992
Columbian Government,
Bonds	COP	11.00	5/18/11	2,405,681,730		1,297,140
						2,594,132
Croatia--.3%
Croatia,
Sr. Unscd Notes		6.38	3/24/21	495,000	b,c	496,524
Denmark--.5%
NYKREDIT,
Sub. Notes	EUR	9.00	4/1/49	480,000	d	734,673
France--2.0%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	800,000		1,133,706
Crown Euro Holdings,
Sr. Notes	EUR	7.13	8/15/18	145,000	b	214,227
Dexia Municipal Agency,
Covered Notes	EUR	4.88	7/3/17	750,000		1,099,756
Societe Generale,
Sr. Unscd. Notes	EUR	5.25	3/28/13	250,000		370,796
Societe Generale,
Jr. Sub. Bonds	EUR	4.20	1/26/49	310,000	d	393,200
						3,211,685
Germany--12.2%
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	3.75	7/4/13	10,680,000		15,761,817
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.75	7/4/40	490,000		805,781
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	370,000	b	543,697

Heidelbergcement Finance,
Gtd. Notes	EUR	8.50	10/31/19	420,000		675,576
Kabel,
Sr. Scd. Notes	EUR	7.50	3/15/19	1,400,000	b	2,021,629
KFW,
Gov't. Gtd. Notes		3.50	3/10/14	125,000		132,340
						19,940,840
Hungary--.6%
Republic of Hungary,
Sr. Unscd. Notes		6.38	3/29/21	1,040,000	c	1,044,851
Italy--11.1%
Finmeccanica,
Gtd. Notes	EUR	4.88	3/24/25	80,000		107,688
Intesa Sanpaolo,
Notes		2.71	2/24/14	185,000	b,d	187,529
Intesa Sanpaolo,
Sr. Unscd. Notes		6.50	2/24/21	110,000	b	115,647
Intesa Sanpaolo,
Covered Bonds	EUR	3.00	11/4/15	300,000		403,686
Intesa Sanpaolo,
Covered Notes	EUR	4.38	8/16/16	500,000		705,756
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	3.75	8/1/15	7,545,000		10,702,166
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	4.25	3/1/20	2,205,000		3,042,979
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	5.00	9/1/40	620,000		805,547
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	5.25	8/1/11	1,300,000		1,866,228
						17,937,226
Japan--9.1%
Development Bank of Japan,
Gov't. Gtd. Notes	JPY	1.05	6/20/23	27,000,000		306,928
Japan Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	638,950,000		8,164,034

Japan Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	424,350,000		4,749,935
Japan Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	130,000,000		1,554,943
						14,775,840
Luxembourg--1.5%
ArcelorMittal,
Sr. Unscd. Notes		5.50	3/1/21	370,000		365,288
Arcelormittal,
Sr. Unsub. Notes	EUR	4.63	11/17/17	245,000		344,938
Cirsa Funding,
Gtd. Notes	EUR	8.75	5/15/18	300,000	b	435,256
Enel Finance International,
Gtd. Notes		5.70	1/15/13	295,000	b,c	312,468
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	540,000	b	566,917
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	325,000		355,823
						2,380,690
Mexico--1.0%
America Movil Sab de CV,
Gtd. Notes		5.00	3/30/20	235,000		243,482
Mexican Bonos,
Bonds, Ser. MI10	MXN	9.00	12/20/12	14,750,000		1,312,867
						1,556,349
Netherlands--2.0%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	140,000		199,565
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	100,000		149,128
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	150,000		232,138
Netherlands Government,
Bonds	EUR	4.00	7/15/18	825,000		1,220,660
Netherlands Government,

Bonds	EUR	4.00	1/15/37	440,000		631,446
Repsol International Finance,
Gtd. Notes	EUR	6.50	3/27/14	350,000		537,599
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	100,000		164,998
Storm,
Ser. 2005, Cl. A	EUR	1.24	5/26/47	126,913	d	178,263
						3,313,797
Norway--2.1%
DNB NOR Bank,
Jr. Sub. Notes	EUR	7.07	11/19/49	250,000	d	371,128
DNB NOR Boligkreditt,
Scd. Bonds		2.10	10/14/15	795,000	b	770,427
DnB NOR Boligkreditt,
Scd. Bonds		2.90	3/29/16	1,490,000	b	1,482,736
DnB NOR Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	385,000		540,624
Yara International ASA,
Sr. Unscd. Notes		7.88	6/11/19	150,000	b	181,700
						3,346,615
Peru--.4%
Republic of Peru,
Sr. Unscd. Notes	PEN	7.84	8/12/20	1,500,000	b	574,923
Philippines--.1%
Republic of Philippines,
Sr. Unscd. Notes	PHP	4.95	1/15/21	8,000,000		181,185
Poland--.5%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	2,205,000		780,071
South Africa--.2%
Edcon Proprietary,
Sr. Scd. Notes	EUR	4.42	6/15/14	250,000	b,d	306,468
South Korea--.1%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	110,000		163,826

Spain--6.1%
Banco Bilbao Vizcaya Argentaria,
Covered Bonds	EUR	3.50	7/26/13	400,000		566,537
Banco Bilbao Vizcaya Argentaria,
Covered Bonds	EUR	4.13	1/13/14	400,000		571,071
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	1,100,000		1,564,579
BBVA Senior Finance,
Bank Gtd. Notes	EUR	3.88	8/6/15	500,000		685,642
Bonos y Obligation del Estado,
Bonds	EUR	5.50	4/30/21	2,670,000		3,852,452
Bonos y Obligation del Estado,
Sr. Unsub. Bonds	EUR	4.00	4/30/20	1,105,000		1,450,430
Santander International,
Bank Gtd. Notes	EUR	3.50	3/10/15	500,000		686,725
Telefonica Emisiones,
Gtd. Notes	EUR	5.43	2/3/14	300,000		447,274
						9,824,710
Sweden--1.4%
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	1,170,000	b	1,168,072
Svenska Handelsbanken,
Jr. Sub. Notes	GBP	5.38	9/4/49	200,000	d	325,190
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	4,270,000		721,633
						2,214,895
United Kingdom--9.9%
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	800,000		1,109,907
Barclays Bank,
Jr. Sub. Notes	EUR	4.75	3/15/49	260,000	d	269,904
Barclays Bank,
Jr. Sub. Notes	EUR	4.88	12/15/49	100,000	d	122,587
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	450,000		660,058

Holmes Master Issuer,
Ser. 2007-2A, Cl. 3A1		0.38	7/15/21	545,000	d	543,473
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	3/24/49	550,000	d	771,662
HSBC Holdings,
Sr. Unscd. Notes		5.10	4/5/21	275,000		276,948
Lloyds TSB Bank,
Covered Bonds	EUR	3.38	3/17/15	600,000		835,135
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/20	200,000		264,078
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	5.38	9/3/19	600,000		839,714
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	6.38	6/17/16	355,000		536,648
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	75,000		85,284
Nationwide Building Society,
Covered Notes	EUR	2.88	9/14/15	380,000		517,417
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	100,000		180,941
Royal Bank of Scotland,
Gtd. Notes		5.63	8/24/20	900,000		899,679
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/15	280,000		382,195
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/20	850,000		1,111,869
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	205,000		304,776
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	1,065,000		1,679,654
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	2,975,000		4,710,538
						16,102,467
United States--25.9%
AES,

Sr. Unscd. Notes		7.75	10/15/15	115,000	124,775
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	260,000	262,093
Ally Financial,
Gtd. Notes		4.50	2/11/14	465,000	466,162
American International Group,
Sr. Unscd. Notes	EUR	5.00	6/26/17	400,000	553,000
Anadarko Petroleum,
Unscd. Notes		6.20	3/15/40	190,000	184,162
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	235,000	259,008
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	215,000	293,458
Aramark,
Gtd. Notes		8.50	2/1/15	425,000	445,187
Arkle Master Issuer,
Ser. 2010-2A, Cl. 1A1		1.71	5/17/60	650,000b,d	652,108
Arran Residential Mortgages Funding,
Ser. 2006-1A, Cl. A2B		0.37	4/12/56	840,001b,d	839,778
Autozone,
Sr. Unscd. Notes		4.00	11/15/20	425,000	396,096
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	225,000	237,551
Bank of America,
Sr. Unscd. Notes		5.63	7/1/20	725,000	745,676
Bank of America,
Sr. Notes		6.50	8/1/16	220,000	243,733
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	150,000d	161,220
Bear Stearns Commercial Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.52	4/12/38	205,000b,d	224,654
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	710,000d	771,993
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	200,000	302,038

BNP Paribas Capital Trust VI,
Gtd. Secs.	EUR	5.87	10/16/49	250,000	d	355,184
Chesapeake Energy,
Gtd. Notes		6.13	2/15/21	195,000	c	201,581
Chesapeake Energy,
Gtd. Bonds	EUR	6.25	1/15/17	410,000		606,470
Chrysler Financial Auto Securitization,
Ser. 2010-A, Cl. D		3.52	8/8/16	450,000		448,253
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.70	12/10/49	255,000	d	276,291
Citigroup,
Sr. Unscd. Notes		5.38	8/9/20	575,000		593,020
Citigroup,
Sr. Unscd. Notes	EUR	7.38	6/16/14	250,000		389,129
CNA Financial,
Sr. Notes		5.75	8/15/21	325,000	c	333,387
Commercial Mortgage Pass-Through Certificates,
Ser. 2010-C1, Cl. B		5.24	7/10/46	625,000	b,d	621,162
Commercial Mortgage Pass-Through Certificates,
Ser. 2010-C1, Cl. C		5.94	7/10/46	500,000	b,d	512,129
Consumers Energy,
First Mortgage Bonds, Ser. D		5.38	4/15/13	140,000		150,999
Consumers Energy,
First Mortgage Bonds, Ser. P		5.50	8/15/16	45,000		50,281
CVS Pass-Through Trust,
Pass Thru Certificates		6.04	12/10/28	357,513		369,145
CVS Pass-Through Trust,
Gtd. Notes		5.77	1/31/33	423,393	b	428,354
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	335,000		376,607
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	175,000		204,628
Enterprise Products Operations,
Gtd. Notes		6.13	10/15/39	325,000		324,557
EQT,

Sr. Unscd. Notes	8.13	6/1/19	135,000	161,170
Federal Home Loan Mortgage Corp.	5.00	5/1/40 - 6/1/40	2,364,944e	2,479,890
Federal National Mortgage Association	5.00	2/1/40 - 6/1/40	1,588,159e	1,670,084
Federal National Mortgage Association	5.50	11/1/39 - 5/1/40	1,507,981e	1,621,443
Fosse Master Issuer,
Ser. 2006-1A, Cl. A2	0.36	10/18/54	7,655b,d	7,652
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	279,000	307,963
Frontier Communications,
Sr. Unscd. Notes	8.25	4/15/17	317,000	343,945
General Electric Capital,
Sr. Unscd. Notes	4.63	1/7/21	1,005,000	991,669
General Electric Capital,
Sub. Notes	5.30	2/11/21	330,000	335,810
Georgia-Pacific,
Gtd. Notes	7.13	1/15/17	206,000b	219,647
Goldman Sachs Group,
Sr. Notes	6.00	6/15/20	850,000	900,149
Goodyear Tire & Rubber,
Sr. Unscd. Notes	10.50	5/15/16	310,000c	348,750
Gracechurch Mortgage Financing,
Ser. 2007-1A, Cl. 3A1	0.39	11/20/56	563,779b,d	557,310
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2	1.70	10/15/54	600,000b,d	601,946
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	295,000c	320,812
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	234,726d	246,940
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2009-IWST, Cl. A2	5.63	12/5/27	680,000b	734,573
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.25	10/15/20	800,000c	766,043
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.75	5/1/13	225,000	239,137
JPMorgan Chase & Co.,

Sr. Unscd. Notes	EUR	5.25	5/8/13	150,000	222,554
JPMorgan Chase Bank NA,
Subordinated Notes	EUR	4.38	11/30/21	450,000d	620,222
JPMorgan Chase Commercial Mortgage Securities,
Ser. 2011-C3A, Cl. A3FL		1.21	2/15/46	700,000b,d	701,330
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	165,000	189,361
Lamar Media,
Gtd. Notes		6.63	8/15/15	331,000	340,103
Lear,
Gtd. Notes		8.13	3/15/20	325,000	359,125
Levi Strauss,
Sr. Unscd. Notes	EUR	7.75	5/15/18	385,000	542,891
Macy's Retail Holdings,
Gtd. Notes		6.38	3/15/37	135,000	135,675
Marathon Petroleum,
Gtd. Notes		5.13	3/1/21	180,000b	181,787
Meccanica Holdings USA,
Gtd. Notes		7.38	7/15/39	125,000b	130,041
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	82,564	83,473
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4		5.91	6/12/46	155,000d	169,899
MetLife Institutional Funding,
Scd. Notes		1.20	4/4/14	1,075,000b,d	1,077,419
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4		5.65	6/11/42	35,000d	38,492
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/24/20	425,000	425,468
Morgan Stanley,
Sr. Unscd. Notes, Ser. G	EUR	5.50	10/2/17	400,000	576,285
NBC Universal,
Sr. Unscd. Notes		5.15	4/30/20	385,000b	397,517
NBC Universal,
Sr. Unscd. Notes		6.40	4/30/40	245,000b	252,389

News America,
Gtd. Notes	6.90	3/1/19	155,000	c	180,922
Pemex Project Funding Master Trust,
Gtd. Bonds	6.63	6/15/35	610,000		614,949
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	620,000	c	687,425
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	125,000		139,356
Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	135,000		155,049
Plains All American Pipeline,
Gtd. Notes	4.25	9/1/12	300,000		311,517
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	135,000		135,662
Plains All American Pipeline,
Gtd. Notes	8.75	5/1/19	65,000		81,442
PNC Funding,
Bank Gtd. Notes	3.63	2/8/15	465,000		481,169
Prudential Financial,
Sr. Unscd Notes	4.50	11/15/20	650,000		637,905
Range Resources,
Gtd. Notes	6.75	8/1/20	165,000		176,550
Range Resources,
Gtd. Notes	7.50	10/1/17	140,000		149,800
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	110,000		139,603
Regency Centers,
Gtd. Notes	4.80	4/15/21	355,000		347,349
Sempra Energy,
Sr. Unscd. Notes	1.07	3/15/14	770,000	c,d	774,481
Simon Property Group,
Sr. Unscd. Notes	4.38	3/1/21	550,000		539,151
Smart Trust,
Ser. 2011-1USA, Cl. A3B	1.10	10/14/14	1,100,000	b,d	1,100,000
Vornado,

Ser. 2010-VN0, Cl. A2FX		4.00	9/13/28	855,000	b	823,125
Vornado,
Ser. 2010-VN0, Cl. B		4.74	9/13/28	130,000	b	128,331
Vornado,
Ser. 2010-VN0, Cl. C		5.28	9/13/28	220,000	b	216,480
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	65,665		66,161
WEA Finance,
Gtd. Notes		6.75	9/2/19	275,000	b	316,057
Wells Fargo & Co.,
Sr. Notes		3.63	4/15/15	235,000	c	242,453
Wells Fargo & Co.,
Sr. Unscd. Notes		4.38	1/31/13	225,000		237,098
WM Covered Bond Program,
Covered Notes	EUR	4.00	9/27/16	235,000		332,184
Wrigley WM JR,
Sr. Scd. Notes		3.70	6/30/14	380,000	b	388,960
						42,106,012
Total Bonds And Notes
(cost $148,230,474)						153,489,178
Short-Term Investments--1.6%				Amount ($)		Value ($)
U.S. Treasury Bills
0.12%, 6/9/11
(cost $2,533,402)				2,534,000	[f]	2,533,709
				Face Amount
				Covered by
Options Purchased--.0%				Contracts ($)		Value ($)
Call Options
Japanese Yen,
August 2011 @ 90				1,067,000	g	5,982
Japanese Yen,
August 2011 @ 90				1,100,000	g	6,997
Total Options
(cost $58,227)						12,979
				Principal

Other Investment--3.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,846,000)	4,846,000[h,h]	4,846,000

Investment of Cash Collateral for Securities Loaned--3.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $5,658,751)	5,658,751[h]	5,658,751
Total Investments (cost $161,326,854)	102.7%	166,540,617
Liabilities, Less Cash and Receivables	(2.7%)	(4,363,360)
Net Assets	100.0%	162,177,257

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
COP--Columbian Peso
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
PEN--Peruvian Nuevo Sol
PHP--Philippine Peso
PLN-- Polish Zloty
SEK--Swedish Krona
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities had a value of $21,334,268 or 13.2% of net assets.
c	Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $5,481,867 and the value of the collateral held by the fund was $5,658,751.
d	Variable rate security--interest rate subject to periodic change.
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f	Held by broker as collateral for open financial future positions.
g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $161,326,854. Net unrealized appreciation on investments was $5,213,763 of which $5,810,626 related to appreciated investment securities and $596,863 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)

Foreign/Governmental
46.5
Corporate Bonds
37.8
Asset/Commercial Mortgage-Backed
6.8
Short-Term/Money Market Investments
6.5
U.S. Government Agencies
3.6
U.S. Treasury
1.5
Options Purchased
0

102.7

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring 4/28/2011	1,000,000	1,623,550	1,603,705	(19,845)
Swedish Krona,
Expiring 4/28/2011	15,240,000	2,397,791	2,411,231	13,440
Sales:		Proceeds ($)
Australian Dollar,
Expiring 4/28/2011	820,000	828,528	845,247	(16,719)
Australian Dollar,
Expiring 4/28/2011	2,720,000	2,746,819	2,803,747	(56,928)
Brazilian Real,
Expiring 4/28/2011	2,240,000	1,342,604	1,364,689	(22,085)
British Pound,
Expiring 4/28/2011	1,780,000	2,891,400	2,854,595	36,805
British Pound,
Expiring 4/28/2011	210,000	341,145	336,778	4,367
British Pound,
Expiring 4/28/2011	1,415,000	2,297,352	2,269,243	28,109
Canadian Dollar,
Expiring 4/28/2011	1,350,000	1,376,098	1,391,614	(15,516)
Chilean Peso,
Expiring 4/28/2011	277,190,000	575,740	578,631	(2,891)
Colombian Peso,
Expiring 5/20/2011	4,900,000,000	2,635,117	2,629,508	5,609
Euro,
Expiring 4/28/2011	2,100,000	2,980,593	2,974,590	6,003
Euro,
Expiring 4/28/2011	1,100,000	1,553,058	1,558,119	(5,061)
Euro,
Expiring 4/28/2011	15,820,000	22,336,416	22,408,581	(72,165)
Euro,

Expiring 4/28/2011	6,283,000	8,873,701	8,899,691	(25,990)
Euro,
Expiring 4/28/2011	5,670,000	7,994,303	8,031,394	(37,091)
Euro,
Expiring 4/28/2011	7,270,000	10,252,300	10,297,749	(45,449)
Euro,
Expiring 4/28/2011	15,970,000	22,514,506	22,621,052	(106,546)
Euro,
Expiring 4/28/2011	200,000	282,400	283,294	(894)
Euro,
Expiring 4/28/2011	110,000	155,432	155,812	(380)
Japanese Yen,
Expiring 4/28/2011	465,230,000	5,756,443	5,593,928	162,515
Japanese Yen,
Expiring 4/28/2011	118,100,000	1,461,778	1,420,035	41,743
Japanese Yen,
Expiring 4/28/2011	429,215,000	5,312,856	5,160,884	151,972
Japanese Yen,
Expiring 4/28/2011	219,418,000	2,713,682	2,638,283	75,399
Japanese Yen,
Expiring 4/28/2011	272,180,000	3,300,712	3,272,694	28,018
Mexican New Peso,
Expiring 4/28/2011	16,010,000	1,328,388	1,342,475	(14,087)
Peruvian Nuevo Sol,
Expiring 4/28/2011	1,630,000	585,804	579,833	5,971
Polish Zloty,
Expiring 4/28/2011	2,270,000	791,111	797,480	(6,369)
Gross Unrealized Appreciation				559,951
Gross Unrealized Depreciation				(448,016)

STATEMENT OF FINANCIAL FUTURES
March 31, 2011
(Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2011($)
Financial Futures Long
Euro-Bobl	2	324,736	June 2011	(1,957)
U.S. Treasury 30 Year Bonds	11	1,322,063	June 2011	8,704

Financial Futures Short
Euro Bund	43	(7,390,720)	June 2011	53,393
Long Gilt	25	(4,699,130)	June 2011	7,751
U.S. Treasury 5 Year Notes	50	(5,839,453)	June 2011	(14,749)
U.S. Treasury 10 Year Notes	11	(1,309,344)	June 2011	4,158

Gross Unrealized Appreciation				74,006
Gross Unrealized Depreciation				(16,706)

				Implied			Upfront	Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
3,445,000	USD - 6 Month Libor	Citibank	(3.68)	N/A	5/5/2020	(121,554)	0	(121,554)
1,570,000	USD - 3 Month Libor	JP Morgan	3.29	N/A	11/24/2018	30,012	0	30,012
360,000	GBP - 6 Month Libor	JP Morgan	6.30	N/A	6/18/2011	15,344	0	15,345
219,000,000	JPY-6 Month Yenibor	JP Morgan	1.36	N/A	1/19/2012	26,549	0	26,549
								(49,648)

Gross Unrealized Appreciation								71,906
Gross Unrealized Depreciation								(171,202)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	1,810,346	-	1,810,346
Commercial Mortgage-Backed	-	5,776,253	-	5,776,253
Corporate Bonds+	-	61,352,098	-	61,352,098
Foreign Government	-	75,398,534	-	75,398,534
Mutual Funds	10,504,751	-	-	10,504,751
Residential Mortgage-Backed	-	3,380,530	-	3,380,530
U.S. Government Agencies/Mortgage-Backed	-	5,771,417	-	5,771,417
U.S. Treasury	-	2,533,709	-	2,533,709
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	559,951	-	559,951
Futures++	74,006	-	-	74,006
Options Purchased		12,979	-	12,979
Swaps++	-	71,906	-	71,906
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(448,016)	-	(448,016)
Futures++	(16,706)	-	-	(16,706)
Swaps++	-	(171,202)	-	(171,202)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish International Fixed Income Fund
March 31, 2011 (Unaudited)
		Coupon	Maturity	Principal
Bonds And Notes--95.5%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--1.8%
Queensland Treasury,
Gov't. Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	1,865,000		1,960,896
Belgium--.3%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	130,000		293,745
Bermuda--.4%
Holcim Capital,
Gtd. Notes		6.88	9/29/39	120,000	b	121,992
Weatherford Bermuda Holdings,
Gtd. Notes		6.75	9/15/40	250,000		259,990
						381,982
Brazil--1.1%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/12	1,900,000		1,174,248
Canada--4.9%
Bombardier,
Sr. Notes		7.75	3/15/20	410,000	b	447,413
Canadian Government,
Bonds	CAD	4.00	6/1/16	1,960,000		2,144,315
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	910,000		1,435,763
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	300,000	b	308,664
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	410,000		426,383
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	335,000		428,410
						5,190,948
Cayman Islands--.9%
Petrobras International Finance,
Gtd. Notes		5.38	1/27/21	300,000		302,405
UPCB Finance II,

Sr. Scd. Notes	EUR	6.38	7/1/20	300,000	b	409,482
Vale Overseas,
Gtd. Notes		4.63	9/15/20	260,000		254,902
						966,789
Chile--.5%
Republic of Chile,
Sr. Unscd. Notes	CLP	5.50	8/5/20	257,000,000		530,321
Colombia--2.0%
Colombian Government,
Bonds, Ser. B	COP	11.00	5/18/11	1,964,271,830		1,059,132
Columbian Government,
Bonds	COP	11.00	5/18/11	1,964,959,445		1,059,503
						2,118,635
Croatia--.3%
Croatia,
Sr. Unscd Notes		6.38	3/24/21	330,000	b,c	331,016
Denmark--.6%
NYKREDIT,
Sub. Notes	EUR	9.00	11/29/49	390,000	d	596,922
Finland--.6%
Aktia Real Estate,
Bonds	EUR	4.13	6/11/14	450,000		653,767
France--2.2%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	550,000		779,423
Crown Euro Holdings,
Sr. Notes	EUR	7.13	8/15/18	155,000	b	229,001
Dexia Municipal Agency,
Covered Notes	EUR	4.88	7/3/17	700,000		1,026,439
Societe Generale,
Jr. Sub. Bonds	EUR	4.20	1/29/49	250,000	d	317,097
						2,351,960
Germany--2.6%
Daimler,
Sr. Unscd. Notes	EUR	4.63	9/2/14	150,000		222,101
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	430,000	b	631,865
Heidelbergcement Finance,
Gtd. Notes	EUR	8.50	10/31/19	335,000		538,852
Kabel,

Sr. Scd. Notes	EUR	7.50	3/15/19	930,000	b	1,342,939
						2,735,757
Hungary--.6%
Republic of Hungary,
Sr. Unscd. Notes		6.38	3/29/21	680,000	c	683,172
Italy--13.2%
Intesa Sanpaolo,
Covered Bonds	EUR	3.00	11/4/15	300,000		403,686
Intesa Sanpaolo,
Covered Notes	EUR	4.38	8/16/16	500,000		705,756
Intesa Sanpaolo,
Notes		2.71	2/24/14	145,000	b,d	146,982
Intesa Sanpaolo,
Sr. Unscd. Notes		6.50	2/24/21	100,000	b	105,134
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	3.75	8/1/15	7,320,000		10,383,016
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	5.00	9/1/40	1,695,000		2,202,260
						13,946,834
Japan--10.1%
Development Bank of Japan,
Gov't. Gtd. Notes	JPY	1.05	6/20/23	11,000,000		125,045
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	263,000,000		3,234,884
Japan Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	93,000,000		1,112,382
Japan Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	290,400,000		3,250,574
Japan Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	237,500,000		3,034,601
						10,757,486
Luxembourg--1.2%
ArcelorMittal,
Sr. Unscd. Notes		5.50	3/1/21	260,000		256,689
Cirsa Funding,
Gtd. Notes	EUR	8.75	5/15/18	235,000	b	340,950
Enel Finance International,
Gtd. Notes		5.13	10/7/19	255,000	b	257,555
Finmeccanica,

Gtd. Bonds	EUR	5.25	1/21/22	155,000		217,346
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	200,000	b	209,969
						1,282,509
Mexico--1.1%
Mexican Bonos,
Bonds, Ser. MI10	MXN	9.00	12/20/12	12,550,000		1,117,049
Netherlands--3.8%
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	175,000		270,828
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	150,000		226,816
Netherlands Government,
Bonds	EUR	4.00	7/15/18	1,030,000		1,523,976
Netherlands Government,
Bonds	EUR	4.00	1/15/37	965,000		1,384,877
Repsol International Finance,
Gtd. Notes	EUR	6.50	3/27/14	150,000		230,400
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	150,000		247,496
Storm,
Ser. 2005, Cl. A	EUR	1.24	5/26/47	126,913	d	178,263
						4,062,656
Norway--2.0%
DNB NOR Bank,
Jr. Sub. Notes	EUR	7.07	11/29/49	200,000	d	296,902
DnB NOR Boligkreditt,
Scd. Bonds		2.90	3/29/16	975,000	b	970,247
DnB NOR Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	590,000		828,488
						2,095,637
Peru--.4%
Republic of Peru,
Sr. Unscd. Notes	PEN	7.84	8/12/20	1,185,000	b	454,189
Philippines--.1%
Republic of Philippines,
Sr. Unscd. Notes	PHP	4.95	1/15/21	7,000,000		158,537
Poland--.9%
Poland Government,

Bonds, Ser. 0413	PLN	5.25	4/25/13	2,695,000		953,420
South Africa--.2%
Edcon Proprietary,
Sr. Scd. Notes	EUR	4.42	6/15/14	200,000	b,d	245,174
South Korea--.2%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	155,000		230,846
Spain--7.6%
Banco Bilbao Vizcaya Argentaria,
Covered Bonds	EUR	3.50	7/26/13	250,000		354,086
Banco Bilbao Vizcaya Argentaria,
Covered Bonds	EUR	4.13	1/13/14	300,000		428,303
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	700,000		995,641
BBVA Senior Finance,
Bank Gtd. Notes	EUR	3.88	8/6/15	400,000		548,513
Bonos y Obligation del Estado,
Sr. Unsub. Bonds	EUR	4.00	4/30/20	1,565,000		2,054,228
Bonos y Obligation del Estado,
Bonds	EUR	5.50	4/30/21	1,830,000		2,640,445
Santander International,
Bank Gtd. Notes	EUR	3.50	3/10/15	400,000		549,380
Telefonica Emisiones,
Gtd. Notes	EUR	5.43	2/3/14	300,000		447,274
						8,017,870
Supranational--.7%
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		710,834
Sweden--2.2%
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	540,000	b	539,110
Svenska Handelsbanken,
Jr. Sub. Notes	GBP	5.38	9/29/49	150,000	d	243,892
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	6,475,000		1,019,046
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	3,295,000		556,858
						2,358,906
United Kingdom--13.9%
Arkle Master Issuer,

Ser. 2010-2A, Cl. 2A	EUR	2.59	5/17/60	400,000	b,d	571,166
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	550,000		763,061
Barclays Bank,
Jr. Sub. Notes	EUR	4.75	3/29/49	200,000	d	207,619
Barclays Bank,
Jr. Sub. Notes	EUR	4.88	12/29/49	90,000	d	110,329
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	400,000		586,718
Holmes Master Issuer,
Ser. 2007-2A, Cl. 3A1		0.38	7/15/21	580,000	d	578,375
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	10/29/49	450,000	d	631,360
HSBC Holdings,
Sr. Unscd. Notes		5.10	4/5/21	185,000		186,311
Lloyds TSB Bank,
Covered Bonds	EUR	3.38	3/17/15	550,000		765,541
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/20	200,000		264,078
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	5.38	9/3/19	400,000		559,810
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	6.38	6/17/16	200,000		302,337
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	175,000		258,676
Royal Bank of Scotland,
Gtd. Notes		5.63	8/24/20	800,000		799,714
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/15	265,000		361,720
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/20	800,000		1,046,465
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	605,000		982,632
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	2,045,000		3,225,251
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	1,570,000		2,485,897
						14,687,060
United States--19.1%
AES,

Sr. Unscd. Notes		7.75	10/15/15	125,000		135,625
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	320,000		322,577
Ally Financial,
Gtd. Notes		4.50	2/11/14	370,000		370,925
American International Group,
Sr. Unscd. Notes	EUR	5.00	6/26/17	300,000		414,750
Anadarko Petroleum,
Unscd. Notes		6.20	3/15/40	150,000		145,391
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	180,000		198,389
Aramark,
Gtd. Notes		8.50	2/1/15	505,000		528,988
Arran Residential Mortgages Funding,
Ser. 2006-1A, Cl. A2B		0.37	4/12/56	754,688	b,d	754,488
Autozone,
Sr. Unscd. Notes		4.00	11/15/20	325,000		302,897
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	55,000	d	59,114
Bear Stearns Commercial Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.70	4/12/38	250,000	d	273,968
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	725,000	d	788,303
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	245,000		369,996
BNP Paribas Capital Trust VI,
Gtd. Secs.	EUR	5.87	1/29/49	200,000	d	284,147
Chesapeake Energy,
Gtd. Bonds	EUR	6.25	1/15/17	292,000		431,925
Chesapeake Energy,
Gtd. Notes		6.13	2/15/21	165,000	c	170,569
Chrysler Financial Auto Securitization,
Ser. 2010-A, Cl. D		3.52	8/8/16	425,000		423,350
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.89	12/10/49	325,000	d	352,136
CNA Financial,
Sr. Notes		5.75	8/15/21	260,000	c	266,710
CVS Pass-Through Trust,
Pass Thru Certificates		6.04	12/10/28	339,637		350,688
CVS Pass-Through Trust,

Gtd. Notes		5.77	1/10/33	298,865	b	302,368
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	410,000		460,922
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	220,000		257,246
Enterprise Products Operations,
Gtd. Notes		6.13	10/15/39	190,000		189,741
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	250,000		275,952
Frontier Communications,
Sr. Unscd. Notes		8.25	4/15/17	226,000		245,210
General Electric Capital,
Sr. Unscd. Notes		4.63	1/7/21	230,000		226,949
General Electric Capital,
Sub. Notes		5.30	2/11/21	260,000		264,578
Goldman Sachs Group,
Sr. Notes		6.00	6/15/20	300,000		317,700
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	440,000		495,000
Gracechurch Mortgage Financing,
Ser. 2007-1A, Cl. 3A1		0.39	11/20/56	605,540	b,d	598,592
Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	370,000	c	402,375
JPMorgan Chase Bank NA,
Subordinated Notes	EUR	4.38	11/30/21	350,000	d	482,395
JPMorgan Chase Commercial Mortgage Securities,
Ser. 2011-C3A, Cl. A3FL		1.20	2/15/46	500,000	b,d	500,950
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	170,000		195,099
Lamar Media,
Gtd. Notes		6.63	8/15/15	426,000		437,715
Lear,
Gtd. Notes		8.13	3/15/20	370,000	c	408,850
Levi Strauss,
Sr. Unscd. Notes	EUR	7.75	5/15/18	415,000		585,195
Macy's Retail Holdings,
Gtd. Notes		6.38	3/15/37	105,000		105,525
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	107,693		108,878
Merrill Lynch/Countrywide Commercial Mortgage Trust,

Ser. 2006-2, Cl. A4		5.91	6/12/46	685,000	d	750,842
Morgan Stanley,
Sr. Unscd. Notes, Ser. G	EUR	5.50	10/2/17	400,000		576,285
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	470,000	c	521,113
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	275,000		276,349
Prudential Financial,
Sr. Unscd Notes		4.50	11/15/20	550,000		539,766
Range Resources,
Gtd. Notes		6.75	8/1/20	185,000		197,950
Range Resources,
Gtd. Notes		7.50	10/1/17	145,000		155,150
Sempra Energy,
Sr. Unscd. Notes		1.07	3/15/14	515,000	c,d	517,997
Simon Property Group,
Sr. Unscd. Notes		4.38	3/1/21	550,000	c	539,151
Smart Trust,
Ser. 2011-1USA, Cl. A3B		1.10	10/14/14	750,000	b,d	750,000
Vornado,
Ser. 2010-VN0, Cl. A2FX		4.00	9/13/28	270,000	b	259,934
Vornado,
Ser. 2010-VN0, Cl. B		4.74	9/13/28	130,000	b	128,331
Vornado,
Ser. 2010-VN0, Cl. C		5.28	9/13/28	220,000	b	216,480
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	81,185		81,799
WM Covered Bond Program,
Covered Notes	EUR	4.00	9/27/16	285,000		402,861
Wrigley WM JR,
Sr. Scd. Notes		3.70	6/30/14	430,000	b	440,139
						20,160,323
Total Bonds And Notes
(cost $95,728,357)						101,209,488
				Principal
Short-Term Investments--2.0%				Amount ($)		Value ($)
U.S. Treasury Bill;
0.14%, 6/9/11
(cost $2,131,430)				2,132,000	[f]	2,131,755

	Face Amount
	Covered by
Options Purchased--.0%	Contracts ($)		Value ($)
Call Options
Japanese Yen,
August 2011 @ 90	1,047,000	e	5,869
Japanese Yen,
August 2011 @ 90	1.100.000	e	6,997
Total Options
(cost $57,656)			12,866

Other Investment--1.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,808,353)	1,808,353	[g]	1,808,353

Investment of Cash Collateral for Securities Loaned--3.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,303,890)	3,303,890	[g]	3,303,890
Total Investments (cost $103,029,686)	102.3%		108,466,352
Liabilities, Less Cash and Receivables	(2.3%)		(2,447,219)
Net Assets	100.0%		106,019,133

a	Principal amount stated in U.S. Dollars unless otherwise noted:
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
COP--Colombian Peso
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
PEN--Peruvian Nuevo Sol

PHP--Philippine Peso
PLN-- Polish Zloty
SEK--Swedish Krona
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $11,614,130 or 11.0% of net assets.
c	Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $3,215,993 and the value of the collateral held by the fund was $3,303,890.
d	Variable rate security--interest rate subject to periodic change.
e	Non-income producing security.
f	Held by broker as collateral for open financial futures and options positions.
g	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $103,029,686. Net unrealized appreciation on investments was $5,436,666 of which $5,693,298 related to appreciated investment securities and $256,632 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental
50.0
Corporate Bonds
37.9
Asset/Commercial Mortgage-Backed
7.6
Short-Term/Money Market Investments
4.8
U.S. Treasury
2.0
Options Purchased
.0

102.3

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited)
	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring 4/28/2011	1,790,000	2,906,155	2,870,632	(35,523)
Swedish Krona,
Expiring 4/28/2011	3,070,000	483,019	485,727	2,708

Sales:		Proceeds ($)
Australian Dollar,
Expiring 4/28/2011	3,965,000	4,004,095	4,087,080	(82,985)
Brazilian Real,
Expiring 4/28/2011	1,955,000	1,171,781	1,191,056	(19,275)
British Pound,
Expiring 4/28/2011	560,000	909,654	898,075	11,579
British Pound,
Expiring 4/28/2011	90,000	146,205	144,333	1,872
British Pound,
Expiring 4/28/2011	4,450,000	7,224,886	7,136,487	88,399
Canadian Dollar,
Expiring 4/28/2011	2,230,000	2,273,110	2,298,741	(25,631)
Chilean Peso,
Expiring 4/28/2011	261,280,000	542,694	545,419	(2,725)
Colombian Peso,
Expiring 5/20/2011	4,000,000,000	2,151,116	2,146,537	4,579
Euro,
Expiring 4/28/2011	1,290,000	1,830,936	1,827,249	3,687
Euro,
Expiring 4/28/2011	700,000	988,310	991,530	(3,220)
Euro,
Expiring 4/28/2011	10,640,000	15,022,722	15,071,258	(48,536)
Euro,
Expiring 4/28/2011	3,560,000	5,027,913	5,042,639	(14,726)
Euro,
Expiring 4/28/2011	6,145,000	8,664,020	8,704,218	(40,198)
Euro,
Expiring 4/28/2011	7,195,000	10,146,533	10,191,513	(44,980)
Euro,

Expiring 4/28/2011	5,330,000	7,514,234	7,549,794	(35,560)
Euro,
Expiring 4/28/2011	130,000	183,560	184,141	(581)
Euro,
Expiring 4/28/2011	110,000	155,432	155,812	(380)
Japanese Yen,
Expiring 4/28/2011	319,645,000	3,955,072	3,843,413	111,659
Japanese Yen,
Expiring 4/28/2011	239,540,000	2,965,044	2,880,230	84,814
Japanese Yen,
Expiring 4/28/2011	191,120,000	2,363,703	2,298,028	65,675
Japanese Yen,
Expiring 4/28/2011	231,785,000	2,867,278	2,786,984	80,294
Japanese Yen,
Expiring 4/28/2011	183,370,000	2,223,718	2,204,842	18,876
Mexican New Peso,
Expiring 4/28/2011	13,690,000	1,135,892	1,147,938	(12,046)
Peruvian Nuevo Sol,
Expiring 4/28/2011	1,360,000	488,769	483,787	4,982
Polish Zloty,
Expiring 4/28/2011	2,760,000	961,880	969,623	(7,743)

Gross Unrealized Appreciation				479,124
Gross Unrealized Depreciation				(374,109)

STATEMENT OF FINANCIAL FUTURES
March 31, 2011
(Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2011($)
Financial Futures Long
Euro-Bobl	42	6,819,450	June 2011	(13,227)
Japanese 10 Year Bonds	2	3,355,374	June 2011	20,894
U.S. Treasury 2 Year Notes	3	654,375	June 2011	(223)

Financial Futures Short
Euro-Bund	6	(1,031,263)	June 2011	6,277
Long Gilt	15	(2,819,478)	June 2011	15,837
U.S. Treasury 5 Year Notes	132	(15,416,156)	June 2011	(51,225)
U.S. Treasury 10 Year Notes	6	(714,188)	June 2011	2,524
U.S. Treasury 30 Year Bonds	20	(2,403,750)	June 2011	(4,017)
Gross Unrealized Appreciation				45,532
Gross Unrealized Depreciation				(68,692)

					Implied			Upfront	Unrealized
Notional	Reference				Credit	(Pay) /Receive	Market	Premiums Receivable	Appreciation
Amount ($)	Entity		Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
2,450,000	Dow Jones CDX.NA.HY.15 Index	JP Morgan		(5.00)	4.13	12/20/2015	(89,057)	(98,940)	9,883

					Implied			Upfront	Unrealized
Notional	Reference			(Pay) /Receive	Credit		Market	Premiums Receivable	Appreciation
Amount ($)	Entity		Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
10,310,000	USD - 6 Month Libor	Citibank		(3.68)	N/A	5/5/2020	(363,778)	0	(363,778)
1,080,000	GBP - 6 Month Libor	JP Morgan		6.30	N/A	6/18/2011	46,033	0	46,033
595,000,000	JPY - 6 Month Yenibor	JP Morgan		1.36	N/A	1/19/2012	72,132	0	72,132
240,000,000	JPY - 6 Month Yenibor	JP Morgan		1.13	N/A	2/16/2019	28,119	0	28,199
304,000,000	JPY - 6 Month Yenibor	JP Morgan		2.08	N/A	7/28/2016	286,628	0	286,628

Gross Unrealized Appreciation									432,992
Gross Unrealized Depreciation									(363,778)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	1,804,591	-	1,804,591
Commercial Mortgage-Backed	-	3,520,735	-	3,520,735
Corporate Bonds+	-	40,214,911	-	40,214,911
Foreign Government	-	52,988,367	-	52,988,367
Mutual Funds	5,112,243	-	-	5,112,243
Residential Mortgage-Backed	-	2,680,884	-	2,680,884
U.S. Treasury	-	2,131,755	-	2,131,755
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	479,124	-	479,124
Futures++	45,532	-	-	45,532
Options Purchased		12,866	-	12,866
Swaps++	-	442,875	-	442,875
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(374,109)	-	(374,109)
Futures++	(68,692)	-	-	(68,692)
Swaps++	-	(363,778)	-	(363,778)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	May 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)